TAXATION - Schedule of income before income tax, domestic and foreign (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Mainland China	¥ (2,049,215)	$ (280,741)	¥ (2,139,795)	¥ (2,475,677)
Non-Mainland China	68,649	9,405	(25,893)	(188,238)
Loss before income taxes	¥ (1,980,566)	$ (271,336)	¥ (2,165,688)	¥ (2,663,915)